Income Taxes - Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic	$ 2,456		$ 2,428	[1]	$ 2,017	[1]
Foreign	1,107		1,349	[1]	1,340	[1]
Income before taxes	$ 3,563	[2]	$ 3,777	[1],[2]	$ 3,357	[1],[2]

[1]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.